Income Loss from Continuing Operations Before Income Taxes (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended											12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012		Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011		Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Loss From Operations Before Provision Benefit For Income Taxes [Line Items]
U.S. operations												$ (531)	$ (341)	$ (641)
Foreign operations												96	154	158
Income (loss) from continuing operations before income taxes	$ (56)	$ 60	$ (380)	[1]	$ (32)	$ (83)	$ 18	[2]	$ (66)	$ (50)	$ (89)	$ (435)	$ (187)	$ (483)

[1]	Includes a pre-tax goodwill impairment charge of $385 million.
[2]	Includes a $48 million goodwill impairment charge related to the correction in 2011 of an incorrect adjustment in 2009 to reduce goodwill and deferred income tax liabilities (see Notes 1 and 6).